ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2020
ADVANCES TO SUPPLIERS
Summary of advances to suppliers

Advances to suppliers are as follows:

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Advance to subscribe tokens	10,094,972	—	—
Advance for minimum guarantee payment	—	—	—
Financing fee	—	—	—
Company registration fee	794,692	—	—
Advertising fee	255,259	—	—
Other	101,685	27,725	4,249

	11,246,608	27,725	4,249